Financial income and expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of Financial income and expense [Abstract]
Interest income on bank deposits	₨ 32,094		₨ 26,025	₨ 25,168
Others	161,783		20,289	104,157
Finance income	193,877	$ 2,572	46,314	129,325
Interest expense on lease obligations	171,824		14,747	31,169
Bank charges (including letter of credit, bill discounting and buyer's credit charges)	118,290		97,757	92,332
Interest expense on borrowings	764,018		615,840	373,279
Finance expense	(1,054,133)	(13,983)	(728,344)	(496,780)
Net finance income / (expense) recognized in profit or loss	₨ (860,256)	$ (11,411)	₨ (682,030)	₨ (367,455)